Fair Value Measurements - Schedule of Company’s Assets that are Measured at Fair Value (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024
Assets
Money market mutual fund held in Trust Account	$ 237,656,449	$ 235,193,585
Liabilities:
Total forward purchase agreement liability	669,732
Level 1 [Member]
Assets
Money market mutual fund held in Trust Account	237,656,449	235,193,585
Liabilities:
Total forward purchase agreement liability
Level 2 [Member]
Assets
Money market mutual fund held in Trust Account
Liabilities:
Total forward purchase agreement liability
Level 3 [Member]
Assets
Money market mutual fund held in Trust Account
Liabilities:
Total forward purchase agreement liability	$ 669,732